Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Amounts Recognised in the Statements of Comprehensive Income
	As at	As at
	31 December	31 December
	2024	2025
	RMB’000	RMB’000
Lease liabilities
Current	32,251	25,933
Non-current	61,115	110,400
	93,366	136,333

Schedule of Amounts Recognised in the Statements of Comprehensive Income
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 8)	5,858	4,783	6,743
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	9,374	9,965	5,790